Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000066373 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	21.70%
C000066373 | Victory Short-Term Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	11.80%
C000066373 | Victory Core Plus Intermediate Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	10.80%
C000066373 | VictoryShares Corporate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	6.30%
C000066373 | Victory Market Neutral Income Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	5.80%
C000066373 | Victory High Income Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.70%
C000066373 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000066373 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000066373 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000066373 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000066373 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000066373 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000066373 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000066373 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000066375 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	16.40%
C000066375 | Victory Short-Term Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	5.50%
C000066375 | Victory Core Plus Intermediate Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	6.80%
C000066375 | VictoryShares Corporate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066375 | Victory High Income Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000066375 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	7.70%
C000066375 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	7.40%
C000066375 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.50%
C000066375 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	5.90%
C000066375 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000066375 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000066375 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000066375 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000066375 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000066376 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	6.80%
C000066376 | Victory Core Plus Intermediate Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000066376 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	10.70%
C000066376 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	10.80%
C000066376 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	7.20%
C000066376 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066376 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	5.60%
C000066376 | Victory Trivalent International Fund-Core Equity, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000066376 | VictoryShares International Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066376 | VictoryShares WestEnd U.S. Sector ETF_
Holdings [Line Items]
Percent of Total Investments	4.20%
C000066376 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000066376 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000066376 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000066376 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066377 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066377 | Victory Core Plus Intermediate Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066377 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	12.40%
C000066377 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	12.60%
C000066377 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	8.30%
C000066377 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	6.90%
C000066377 | Victory Trivalent International Fund-Core Equity, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.30%
C000066377 | VictoryShares International Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	5.40%
C000066377 | VictoryShares WestEnd U.S. Sector ETF_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000066377 | Victory Nasdaq-100 Index Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000066377 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000066377 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000066377 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000066377 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128656 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000128656 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	12.30%
C000128656 | Victory Global Managed Volatility Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	12.90%
C000128656 | Victory RS International Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	8.40%
C000128656 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	7.90%
C000128656 | Victory Trivalent International Fund-Core Equity, Class R6_
Holdings [Line Items]
Percent of Total Investments	5.20%
C000128656 | VictoryShares International Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	5.30%
C000128656 | VictoryShares WestEnd U.S. Sector ETF_
Holdings [Line Items]
Percent of Total Investments	5.50%
C000128656 | Victory Nasdaq-100 Index Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000128656 | VictoryShares Free Cash Flow ETF_
Holdings [Line Items]
Percent of Total Investments	3.60%
C000128656 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128656 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000128656 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000128656 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034863 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	10.20%
C000034863 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.90%
C000034863 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000034863 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000034863 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000034863 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034863 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034863 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034863 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034863 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034863 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034863 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034863 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034863 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034863 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034863 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034863 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000034863 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000066835 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	10.20%
C000066835 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.90%
C000066835 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000066835 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000066835 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000066835 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.90%
C000066835 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000066835 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000066835 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000066835 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000066835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000066835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000066835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000066835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000034895 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034895 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034895 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034895 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034895 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034895 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034895 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034895 | Verizon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034895 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034895 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000034895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000034895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000034895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000034895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000034895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000034895 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159209 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000159209 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159209 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000159209 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000159209 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.80%
C000159209 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159209 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000159209 | Verizon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000159209 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000159209 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000159209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159209 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159209 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000159209 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159209 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159209 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000159209 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129296 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129296 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000129296 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000129296 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000129296 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.00%
C000129296 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000129296 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000129296 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129296 | The Procter & Gamble Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129296 | Booking Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129296 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129296 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000129296 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000129296 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000129296 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000129296 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000129296 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129296 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000129296 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129296 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066372 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000066372 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000066372 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000066372 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000066372 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.00%
C000066372 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000066372 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000066372 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000066372 | The Procter & Gamble Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000066372 | Booking Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066372 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066372 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000066372 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066372 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000066372 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000066372 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000066372 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066372 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000066372 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066372 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034865 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034865 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000034865 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034865 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034865 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034865 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034865 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034865 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034865 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034865 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034865 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000034865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034865 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000034865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159207 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000159207 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000159207 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000159207 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159207 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000159207 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159207 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159207 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000159207 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159207 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159207 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000159207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000159207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159207 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034864 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	9.50%
C000034864 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.00%
C000034864 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.00%
C000034864 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000034864 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000034864 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034864 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	6.10%
C000034864 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034864 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034864 | Oracle Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034864 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034864 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034864 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000034864 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000034864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000066836 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	9.50%
C000066836 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.00%
C000066836 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.00%
C000066836 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000066836 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000066836 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.20%
C000066836 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	6.10%
C000066836 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000066836 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066836 | Oracle Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000066836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000066836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000066836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000066836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000066836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000066836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000066836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000034869 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000034869 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034869 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034869 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034869 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034869 | Gilead Sciences, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034869 | Bristol-Myers Squibb Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034869 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034869 | EOG Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034869 | Lockheed Martin Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000034869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000034869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000034869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034869 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034869 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034869 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066839 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000066839 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000066839 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066839 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000066839 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000066839 | Gilead Sciences, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000066839 | Bristol-Myers Squibb Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000066839 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066839 | EOG Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000066839 | Lockheed Martin Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000066839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066839 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000066839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000066839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000066839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000066839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000066839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000066839 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000066839 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034880 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000034880 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000034880 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.10%
C000034880 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034880 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034880 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034880 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034880 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034880 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034880 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034880 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034880 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034880 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034880 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034880 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000034880 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000220624 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220624 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000220624 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.10%
C000220624 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220624 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220624 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220624 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220624 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220624 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220624 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220624 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000220624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220624 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000220624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000034883 | Texas Capital Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034883 | RBC Bearings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034883 | Casella Waste Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034883 | CorVel Corp._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034883 | Acadian Asset Management, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034883 | Hawkins, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034883 | Atmus Filtration Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034883 | Essential Properties Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034883 | Porch Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034883 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000034883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000034883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000034883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000034883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034883 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066844 | Texas Capital Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000066844 | RBC Bearings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000066844 | Casella Waste Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000066844 | CorVel Corp._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000066844 | Acadian Asset Management, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000066844 | Hawkins, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000066844 | Atmus Filtration Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000066844 | Essential Properties Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000066844 | Porch Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000066844 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	0.60%
C000066844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066844 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000066844 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000066844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000066844 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000066844 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000066844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000066844 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000066844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034890 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034890 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034890 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034890 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034890 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034890 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034890 | LKQ Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034890 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034890 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034890 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000034890 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034890 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000034890 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000034890 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000034890 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000034890 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034890 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034890 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034890 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034890 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066845 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000066845 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000066845 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000066845 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066845 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066845 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000066845 | LKQ Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000066845 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000066845 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000066845 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066845 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066845 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000066845 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000066845 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000066845 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000066845 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066845 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000066845 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000066845 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066845 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034884 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000034884 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000034884 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034884 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034884 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000034884 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034884 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034884 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034884 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034884 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000034884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000034884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000034884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034885 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000034885 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000034885 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034885 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034885 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000034885 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034885 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034885 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034885 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034885 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000034885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000034885 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000034885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034885 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034943 | Okta, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Nutanix, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Casey's General Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Guidewire Software, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Sprouts Farmers Market, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Fidelity National Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Docusign, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Tradeweb Markets, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | F5, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000034943 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034943 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034943 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000034943 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000034943 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000034943 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000034943 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034943 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000034943 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034943 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034876 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000034876 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.20%
C000034876 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034876 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000034876 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000034876 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034876 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034876 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034876 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034876 | Costco Wholesale Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000034876 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000034876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000034876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220619 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000220619 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.20%
C000220619 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220619 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000220619 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000220619 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220619 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220619 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220619 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220619 | Costco Wholesale Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220619 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220619 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220619 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220619 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220619 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220619 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000220619 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000220619 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000220619 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220619 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220618 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000220618 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.20%
C000220618 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220618 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000220618 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000220618 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220618 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220618 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220618 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220618 | Costco Wholesale Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000220618 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000220618 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000220618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220620 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000220620 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.20%
C000220620 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220620 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000220620 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000220620 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220620 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220620 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220620 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220620 | Costco Wholesale Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000220620 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000220620 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000220620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179381 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000179381 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.20%
C000179381 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000179381 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000179381 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000179381 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000179381 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000179381 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000179381 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000179381 | Costco Wholesale Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000179381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000179381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000179381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000179381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000179381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034871 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034871 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000034871 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000034871 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000034871 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000034871 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034871 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034871 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066840 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066840 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000066840 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000066840 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000066840 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000066840 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000066840 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066840 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220613 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220613 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000220613 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000220613 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000220613 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220613 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220613 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220613 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220614 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220614 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000220614 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000220614 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000220614 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220614 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220614 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220614 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175750 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175750 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000175750 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000175750 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000175750 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000175750 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000175750 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175750 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034867 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034867 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034867 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034867 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034867 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034867 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000034867 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000034867 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034867 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034867 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000066837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000066837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000066837 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000066837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000066837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000175747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000175747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000175747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000175747 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000175747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175747 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034868 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034868 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000034868 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034868 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034868 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000034868 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034868 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034868 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066838 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066838 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000066838 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000066838 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000066838 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000066838 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066838 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000066838 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220609 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220609 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000220609 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220609 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000220609 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000220609 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220609 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220609 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175748 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175748 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000175748 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000175748 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000175748 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000175748 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175748 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000175748 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034882 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034882 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000034882 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000034882 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000034882 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034882 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066843 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066843 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000066843 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000066843 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000066843 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066843 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220627 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220627 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000220627 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000220627 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000220627 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220627 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000175751 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175751 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000175751 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000175751 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000175751 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175751 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092834 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092834 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000092834 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000092834 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092834 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000092834 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130753 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130753 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000130753 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000130753 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130753 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000130753 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220636 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220636 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000220636 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000220636 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220636 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000220636 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179382 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179382 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000179382 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000179382 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000179382 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000179382 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034875 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000034875 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000034875 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.00%